CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends paid, ordinary shares per share	€ 0.40	€ 0.40	€ 0.40
Dividends paid per share relating to prior year	0.40	0.40	0.40
Interim dividends paid per share	€ 0.42	€ 0.40	€ 0.40